SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change In Non-cash Working Capital Accounts
Gst Recoverable	$ (1,002)	$ (1,540)
Prepaid Expenses	23,763	0
Trade And Other Payables	(12,472)	25,320
Total	(35,233)	26,860
Significant Non-cash Financing Activities
Shares Issued On Conversion Of Convertible Promissory Notes	585,258	1,416,023
Total	585,258	1,416,023
Other Information
Interest Paid	39,182	31,621
Income Taxes Paid	$ 0	$ 0